Borrowings - Summary of Loans (Detail) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 24,798,552	$ 29,656,133
Total borrowings	26,598,939	37,404,964
Current borrowings - unsecured	1,800,387	7,748,831
Not Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	1,800,387	7,748,831
Later Than One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	24,798,552	29,656,133
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	12,496,831	11,855,579	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured	$ 14,102,108	$ 25,549,385